Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31, 2025	December 31, 2024
	$	$
Cash balances with banks	4,384	24,385
Short-term instruments	5,420	15,688
Total cash and cash equivalents	9,804	40,073